UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-21043
                                                           -----

Pioneer High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2005 to June 30, 2006

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Income Trust

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 17, 2006
      ----------------


========================== PIONEER HIGH INCOME TRUST ===========================


ANCHOR GLASS CONTAINER CORP.

Ticker:                      Security ID:  033038AP5
Meeting Date: APR 10, 2006   Meeting Type: Written Consent
Record Date:  MAR 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     SECOND AMENDED PLAN OF REORGANIZATION OF  None      Abstain    Management
      ANCHOR GLASS CONTAINER CORPORATION
      (SENIOR NOTES CLAIM)
2     SECOND AMENDED PLAN OF REORGANIZATION OF  None      Abstain    Management
      ANCHOR GLASS CONTAINER CORPORATION
      (GENERAL UNSECURED CLAIMS)


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TEVA PHARMACEUTICAL INDUSTRIES

Ticker:       TEVA           Security ID:  881624209
Meeting Date: MAY 4, 2006    Meeting Type: Annual
Record Date:  MAR 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO RECEIVE AND DISCUSS THE COMPANY S      For       For        Management
      CONSOLIDATED BALANCE SHEET AS OF DECEMBER
      31, 2005 AND THE CONSOLIDATED STATEMENTS
      OF INCOME FOR THE YEAR THEN ENDED.
2     TO APPROVE THE BOARD OF DIRECTORS         For       For        Management
      RECOMMENDATION THAT THE CASH DIVIDEND FOR
      THE YEAR ENDED DECEMBER 31, 2005 BE
      DECLARED FINAL.
3     TO APPOINT PROF. GABRIELA SHALEV AS A     For       For        Management
      STATUTORY INDEPENDENT DIRECTOR FOR AN
      ADDITIONAL TERM OF THREE YEARS.
4     TO ELECT THE FOLLOWING DIRECTOR TO SERVE  For       For        Management
      FOR A THREE-YEAR TERM: DR. PHILLIP FROST
5     TO ELECT THE FOLLOWING DIRECTOR TO SERVE  For       For        Management
      FOR A THREE-YEAR TERM: CARLO SALVI
6     TO ELECT THE FOLLOWING DIRECTOR TO SERVE  For       For        Management
      FOR A THREE-YEAR TERM: DAVID SHAMIR
7     TO APPROVE THE PURCHASE OF DIRECTOR S AND For       Against    Management
      OFFICER S LIABILITY INSURANCE FOR THE
      DIRECTORS AND OFFICERS OF THE COMPANY.
8     TO APPROVE AN AMENDMENT TO SECTION 60(E)  For       For        Management
      OF THE COMPANY S ARTICLES OF ASSOCIATION.
9     TO APPROVE AN INCREASE IN THE             For       For        Management
      REMUNERATION PAID TO THE DIRECTORS OF THE
      COMPANY (OTHER THAN THE CHAIRMAN OF THE
      BOARD).
10    TO APPOINT KESSELMAN & KESSELMAN, AS THE  For       For        Management
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM AND DETERMINE THEIR COMPENSATION.

========== END NPX REPORT